Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19. SUBSEQUENT EVENTS

The Bancorp has evaluated subsequent events through February 6, 2012, the date of issuance of the financial statements. No material subsequent events have occurred since December 31, 2011 that required recognition or disclosure in the financial statements.